Fair Value Measurements (Details) - Schedule of monte carlo simulation model for the private placement warrants and public warrants - $ / shares		3 Months Ended	7 Months Ended
	Aug. 07, 2020	Mar. 31, 2021	Dec. 31, 2020
Schedule of monte carlo simulation model for the private placement warrants and public warrants [Abstract]
Risk-free interest rate	0.28%	0.94%	0.41%
Expected term (years)	5 years	5 years	5 years
Expected volatility	28.00%	29.00%	29.00%
Exercise price	$ 11.50	$ 11.50	$ 11.50
Stock price	$ 9.50	$ 11.79	$ 10.11